SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Significant customer, percentage of revenue (Details) - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Customer A | Revenue
Concentration Risk [Line Items]
Concentration Risk, Percentage	12.00%	21.00%
Customer A | Accounts Receivable
Concentration Risk [Line Items]
Concentration Risk, Percentage	0.00%	0.00%
Customer B | Revenue
Concentration Risk [Line Items]
Concentration Risk, Percentage	5.00%	0.00%
Customer B | Accounts Receivable
Concentration Risk [Line Items]
Concentration Risk, Percentage	24.00%	0.00%
Customer C | Revenue
Concentration Risk [Line Items]
Concentration Risk, Percentage	4.00%	21.00%
Customer C | Accounts Receivable
Concentration Risk [Line Items]
Concentration Risk, Percentage	1.00%	4.00%
Customer D | Revenue
Concentration Risk [Line Items]
Concentration Risk, Percentage	3.00%	11.00%
Customer D | Accounts Receivable
Concentration Risk [Line Items]
Concentration Risk, Percentage	0.00%	0.00%
Customer E | Revenue
Concentration Risk [Line Items]
Concentration Risk, Percentage	2.00%	20.00%
Customer E | Accounts Receivable
Concentration Risk [Line Items]
Concentration Risk, Percentage	0.00%	53.00%
Customer F | Revenue
Concentration Risk [Line Items]
Concentration Risk, Percentage	1.00%	0.00%
Customer F | Accounts Receivable
Concentration Risk [Line Items]
Concentration Risk, Percentage	41.00%	0.00%
Customer G | Revenue
Concentration Risk [Line Items]
Concentration Risk, Percentage	1.00%	14.00%
Customer G | Accounts Receivable
Concentration Risk [Line Items]
Concentration Risk, Percentage	0.00%	32.00%
Customer H | Revenue
Concentration Risk [Line Items]
Concentration Risk, Percentage	0.00%	0.00%
Customer H | Accounts Receivable
Concentration Risk [Line Items]
Concentration Risk, Percentage	26.00%	0.00%